Property, plant and equipment Property, plant and equipment - Summary of owned and leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment, Owned	$ 56,307		$ 56,330
Property, plant and equipment – owned	56,307		56,361	$ 62,093
Right of use assets – leased	1,065	$ 1,022	0
Finance leases under IAS 17	0		31
Net book value	$ 57,372
Net book value			$ 56,361